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                               [GRAPHIC OMITTED]


                   W E S T E R N   R E S E R V E   L I F E

                   A S S U R A N C E   C O.  O F   O H I O


August 1997
ACC00011 (8/97)

--------------------------------------------------------------------------------
                 T  A  B  L  E   O  F   C  O  N  T  E  N  T  S
--------------------------------------------------------------------------------

                                                                           PAGE
         Chairman's Letter .............................................      1

         WRL SERIES FUND, INC.
          Portfolio Manager's Commentary:
           Global Sector Portfolio  ....................................      2
           US Sector Portfolio   .......................................      3
           Foreign Sector Portfolio    .................................      4

          Schedules of Investments:
           Global Sector Portfolio  ....................................      5
           US Sector Portfolio   .......................................      8
           Foreign Sector Portfolio ....................................     10
          Statements of Assets and Liabilities  ........................     12
          Statements of Operations  ....................................     13
          Statements of Changes in Net Assets   ........................     14
          Financial Highlights   .......................................     15
          Notes to Financial Statements   ..............................     16

         WRL SERIES ANNUITY ACCOUNT
         MERIDIAN SECTOR VARIABLE ANNUITY
          Statements of Assets, Liabilities and Equity Accounts   ......     21
          Statements of Operations  ....................................     21
          Statements of Changes in Equity Accounts    ..................     22
          Selected Per Unit Data and Ratios  ...........................     23
          Notes to Financial Statements   ..............................     24

 THE PORTFOLIOS OF THE WRL SERIES FUND, INC. ARE MADE AVAILABLE THROUGH VARIABLE LIFE INSURANCE, VARIABLE ANNUITY, AND GROUP ANNUITY PRODUCTS ISSUED BY WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND ITS AFFILIATES. THE AVAILABILITY OF CERTAIN PORTFOLIOS MAY VARY FROM PRODUCT TO PRODUCT.

                             FELLOW CONTRACT OWNERS:

                               [GRAPHIC OMITTED]

                                 JOHN R. KENNEY
                             CHAIRMAN OF THE BOARD
RATIONAL EXUBERANCE?

IT WAS JUST OVER SIX MONTHS AGO-THE DOW JONES INDUSTRIAL AVERAGE WAS AROUND 6400-WHEN ALAN GREENSPAN WONDERED ALOUD ABOUT ESCALATED ASSET VALUES AND THE POSSIBILITY OF PROLONGED CONTRACTIONS. HE WAS SOMEWHAT BOTHERED, IT SEEMED, THAT STOCKS HAD BECOME OVERVALUED AND WERE RIPE FOR A FALL.

OF COURSE, WHEN THE CHAIRMAN OF THE FEDERAL RESERVE BOARD OFFERS UP AN OPINION ON THE FINANCIAL MARKETS, IT'S MUCH MORE THAN JUST A CASUAL OBSERVATION. HE HAS, AFTER ALL, THE LARGEST ECONOMIC RESEARCH STAFF IN THE WORLD AT HIS DISPOSAL. HE HAS ALSO, BY VIRTUE OF HIS POSITION, A NEAR SINGULAR ABILITY TO MAKE SELF-FULFILLING PROPHESIES. BUT MR. GREENSPAN, EVEN WITH THE ENORMOUS WEIGHT OF HIS OFFICE BEHIND HIM, STILL COULD NOT CALL THE STOCK MARKET. BY THE END OF JUNE, THE DOW HAD CLIMBED TO 7672.79 -- ALMOST 1300 POINTS HIGHER THAN WHEN THE FED CHIEF ISSUED HIS OMINOUS COMMENTS.

THE POINT IS, MAKING SHORT-TERM CALLS ON THE STOCK MARKET IS A TOUGH GAME, EVEN FOR THE MOST GIFTED. FOR MOST OF US, WORRYING ABOUT MARKET SWINGS IS, AT BEST, PROBLEMATIC; AT WORST, IT'S A WASTE OF TIME AND PROBABLY MONEY.

WE CANNOT FORGET, HOWEVER, THAT EQUITY PRICES CAN MOVE BOTH WAYS. AND GIVEN THE POTENTIAL VOLATILITY OF A MARKET THAT HAS DOUBLED IN JUST THREE YEARS, THIS IS ONE OF THOSE TIMES WE SHOULD BE THINKING A LOT ABOUT LONG-TERM CONCEPTS AND DECIDING JUST HOW THEY SHOULD BE TAILORED TO OUR INDIVIDUAL SITUATIONS. AN INVESTOR WITH REALISTIC EXPECTATIONS ABOUT RESULTS WILL BE PREPARED FOR THE MARKET'S INEVITABLE VOLATILITY AND WILL BE LESS LIKELY TO PANIC WHEN IT DOES TUMBLE. AS A RESULT, HE OR SHE IS MUCH MORE LIKELY TO STICK WITH AN
APPROPRIATE INVESTMENT PLAN OVER THE LONG HAUL.

SINCE THE MARKETS ARE PARTIALLY DRIVEN BY HUMAN EMOTIONS, THEY CAN OFTEN GO TO INCREDIBLE EXTREMES. THAT'S WHY, THROUGHOUT IT ALL, A PROFESSIONAL MONEY MANAGER'S DISCIPLINE IS TO BE PRIZED BY THE INVESTOR SEEKING TO DEFEND AGAINST VOLATILITY. ON THE FOLLOWING PAGES, YOU WILL FIND A DISCUSSION ON THE THREE MERIDIAN PORTFOLIOS, INCLUDING WHERE THE MANAGER HAS INVESTED THE PORTFOLIOS' ASSETS, AND WHY. WE ENCOURAGE YOU TO REVIEW THESE REPORTS TO BETTER UNDERSTAND YOUR INVESTMENT AND ITS PAST PERFORMANCE.

AS WE LOOK FORWARD TO THE REST OF THIS YEAR, THERE ARE GOOD AND COMPELLING REASONS TO BE OPTIMISTIC ABOUT THE FINANCIAL MARKETS. THIS IS STILL THE GREATEST INVESTMENT STORY EVER TOLD. BUT NO MATTER WHAT THE MARKET DOES, OR WHEN, WE WILL DO OUR BEST TO PROVIDE YOU WITH SOLID, WELL-MANAGED PRODUCTS AND SUPERIOR SERVICE. WE RESPECT YOUR PERSONAL TASK OF FINANCIAL PLANNING AND GENUINELY APPRECIATE THE OPPORTUNITY TO ASSIST.

  SINCERELY YOURS,

  [Insert Kenney Sig.]

  JOHN R. KENNEY

  CHAIRMAN OF THE BOARD      CHAIRMAN OF THE BOARD,
  WRL SERIES FUND, INC.      CHIEF EXECUTIVE OFFICER
                             AND PRESIDENT
                             WESTERN RESERVE LIFE
                             ASSURANCE CO. OF OHIO

WRL SERIES FUND, INC.
GLOBAL SECTOR PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                              WRL SERIES FUND, INC.
          GLOBAL SECTOR PORTFOLIO, FINANCIAL TIMES WORLD INDEX AND THE
                            LEHMAN HUTTON BOND INDEX


                                 [INSERT GRAPH]


THE GLOBAL SECTOR PORTFOLIO FOLLOWS AN ASSET ALLOCATION AND SECTOR ROTATION STRATEGY WHICH SHIFTS BETWEEN A WIDE RANGE OF ASSET CLASSES, AND WITHIN THEM, SECTORS. THE INVESTMENT OBJECTIVE IS CAPITAL GROWTH. FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1997, THE PORTFOLIO GAINED 6.44%. BY COMPARISON, THE PORTFOLIO'S BENCHMARK, A 60% WEIGHTING IN THE FINANCIAL TIMES WORLD INDEX AND A 40% WEIGHTING IN THE LEHMAN HUTTON BOND INDEX, APPRECIATED 10.62% FOR THE SAME PERIOD. INDIVIDUALLY, THE FINANCIAL TIMES WORLD INDEX INCREASED 14.02%, WHILE THE LEHMAN HUTTON BOND INDEX WAS UP 5.52%.

THE PORTFOLIO BEGAN THE YEAR WITH A HIGH CASH POSITION, APPROXIMATELY 20%. OUR VALUATION MODEL AT THAT TIME INDICATED THE U.S. STOCK MARKET AND SEVERAL INTERNATIONAL MARKETS WERE OVER-PRICED. THIS POSITION PROVED TO BE PRUDENT, AS THESE MARKETS EXPERIENCED A MODEST "CORRECTION" DURING MARCH AND APRIL. IN LATE APRIL AND EARLY MAY, WE BEGAN TO INCREASE OUR EQUITY POSITIONS. IN THE U.S., WE TOOK POSITIONS IN SEVERAL INDUSTRIES THAT APPEARED TO BE ATTRACTIVELY PRICED COMPARED TO THEIR FAIR MARKET VALUES WHILE WE ADDED TO SEVERAL INTERNATIONAL POSITIONS.

IN ADDITION TO INCREASING OUR EQUITY EXPOSURE, WE ALSO REPLACED A NUMBER OF INDUSTRY HOLDINGS. THE PORTFOLIO CURRENTLY HAS POSITIONS IN THE FOLLOWING U.S.
INDUSTRIES: GOLD/PRECIOUS METALS AND MINING, DISTRIBUTORS (FOOD, HEALTH), FOODS, HEALTH CARE (DIVERSIFIED, DRUGS, HOSPITAL MANAGEMENT, LONG-TERM AND MANAGED CARE), RESTAURANTS, GAMING AND LOTTERY, COMPUTERS (NETWORKING, PERIPHERALS), ENTERTAINMENT, AIRLINES, AND TRUCKERS. SEVERAL OF THESE INDUSTRIES HAVE BEEN HIT HARD OVER THE LAST YEAR AND REPRESENT WHAT WE THINK ARE GOOD VALUES. THE REST WERE PURCHASED AT LOW LEVELS AND HAVE MAINTAINED LEADERSHIP CHARACTERISTICS.

WHILE OVERALL PERFORMANCE HAS BEEN POSITIVE IN MOST INTERNATIONAL EQUITY MARKETS, SINCE THE PORTFOLIO DOES NOT ENGAGE IN HEDGING ACTIVITIES, THE DOLLAR HAS NEGATED RETURNS. IT DID, HOWEVER, HELP PERFORMANCE DURING THE PAST FEW MONTHS AS THE DOLLAR REACHED A HIGH VERSUS THE YEN IN APRIL. CURRENTLY, THE YEN TO DOLLAR EXCHANGE REPRESENTS A MORE SENSIBLE TRADING RANGE GIVEN BOTH COUNTRY'S FUNDAMENTALS AND INTEREST RATES.

THERE ARE NUMEROUS OPPORTUNITIES IN MARKETS OUTSIDE THE U.S. INDEED, WE FEEL INTERNATIONAL EQUITY MARKETS REPRESENT THE BEST OPPORTUNITY. WHILE SEVERAL MARKETS LOOK ATTRACTIVE, OUR ANALYSIS INDICATES THAT EUROPEAN EQUITIES ARE UNDER-PRICED RELATIVE TO THEIR FAIR MARKET VALUE. THE PORTFOLIO HAS HAD EXPOSURE IN GERMANY, DENMARK, BELGIUM, AND ITALY.

AT THE BEGINNING OF THE YEAR WE INDICATED THAT FEARS AND CONCERNS HAVE PUT PRESSURE ON THE JAPANESE EQUITY MARKET. WE ALSO INDICATED THAT WE WERE UNDER-WEIGHTED IN THIS COUNTRY. WE HAVE SINCE INCREASED OUR WEIGHTING IN THIS COUNTRY TO A LARGER POSITION, FEELING JAPANESE EQUITIES REPRESENT ONE OF THE BEST BUYING OPPORTUNITIES AND WE ARE LOOKING FOR GOOD PERFORMANCE IN THE REMAINDER OF 1997.

WE CONTINUE TO FEEL BONDS REPRESENT A GOOD INVESTMENT OPPORTUNITY. THE PORTFOLIO IS SLIGHTLY UNDERWEIGHTED IN THIS ASSET CATEGORY, HOWEVER, WE THINK AS EQUITIES REMAIN A BETTER CHOICE FOR TOTAL RETURN POTENTIAL.


[GRAPHIC OMITTED]                            [GRAPHIC OMITTED]

                                             BRYAN M. RITZ
                                             GLOBAL SECTOR PORTFOLIO
                                             PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.
   Foreign securities involve special risks described in the prospectus that should be considered carefully before investing.

WRL SERIES FUND, INC.
US SECTOR PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                              WRL SERIES FUND, INC.
    US SECTOR PORTFOLIO AND THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS


                                [INSERT GRAPH]


THE INVESTMENT OBJECTIVE OF THE US SECTOR PORTFOLIO IS GROWTH OF CAPITAL. THE PORTFOLIO FOLLOWS A SECTOR ROTATION STRATEGY THAT SHIFTS AMONG A WIDE RANGE OF INDUSTRIES. THE PORTFOLIO GAINED 11.45% FOR THE SIX MONTH PERIOD ENDED JUNE 30, 1997. THE STANDARD & POOR'S INDEX OF 500 COMMON STOCKS GAINED 20.61% FOR THE SAME PERIOD.

THE PORTFOLIO BEGAN THE YEAR WITH A HIGH CASH POSITION. OUR VALUATION MODEL INDICATED THAT THE ENTIRE U.S. STOCK MARKET WAS OVERPRICED BY APPROXIMATELY 8%. AT THE END OF THE FIRST QUARTER, THE PORTFOLIO HAD APPROXIMATELY 24% INVESTED IN CASH. THIS POSITION ULTIMATELY PROVED TO BE PRUDENT, AS THE U.S. EQUITY MARKET EXPERIENCED A MODEST "CORRECTION" DURING APRIL. IN LATE APRIL AND EARLY MAY, WE BEGAN TO PURCHASE SEVERAL INDUSTRIES THAT APPEARED TO BE ATTRACTIVELY PRICED COMPARED TO THEIR FAIR VALUES. THIS DECREASED OUR CASH POSITION TO APPROXIMATELY 10% OF THE PORTFOLIO'S ASSETS.

IN ADDITION TO INCREASING OUR EQUITY EXPOSURE, WE ALSO REPLACED A NUMBER OF INDUSTRY HOLDINGS. OUR RESEARCH HAS CONCLUDED THAT IT'S NECESSARY TO INVEST IN 50% TO 80% OF AN INDUSTRY'S UNIVERSE OF STOCKS IN ORDER TO "TRACK" THAT INDUSTRY'S PERFORMANCE. TO THAT END, WE SOLD STOCKS THAT WERE IN INDUSTRIES THAT WERE NOT ATTRACTIVELY PRICED WHILE PURCHASING ADDITIONAL STOCKS IN THOSE INDUSTRIES THAT OUR MODEL INDICATED WERE INEXPENSIVE. THIS INCREASED THE NUMBER OF STOCKS WITHIN THE PORTFOLIO AND WITHIN EACH INDUSTRY, AS WELL AS REDUCED THE NUMBER OF INDUSTRIES IN WHICH THE PORTFOLIO WAS INVESTED. THIS EFFECTIVELY RETURNED THE PORTFOLIO TO ITS ORIGINAL "SECTOR" ORIENTATION.

CURRENTLY, THE PORTFOLIO HAS POSITIONS IN THE THESE U.S. INDUSTRIES:
GOLD/PRECIOUS METALS AND MINING, DISTRIBUTORS (FOOD, HEALTH), FOODS, HEALTH CARE (DIVERSIFIED, DRUGS, HOSPITAL MANAGEMENT, LONG-TERM AND MANAGED CARE), RESTAURANTS, GAMING AND LOTTERY, COMPUTERS (NETWORKING, PERIPHERALS), ENTERTAINMENT, AIRLINES, AND TRUCKERS. SEVERAL OF THESE INDUSTRIES HAVE BEEN HIT HARD OVER THE LAST YEAR AND REPRESENT WHAT WE BELIEVE ARE GOOD VALUES. THE REMAINING INDUSTRIES WERE PURCHASED AT LOW LEVELS AND HAVE MAINTAINED LEADERSHIP CHARACTERISTICS.

BY DESIGN, THE U.S. SECTOR PORTFOLIO HAS THE ABILITY TO INVEST IN SHORT-TERM "CASH-LIKE" SECURITIES. THIS ALLOWS US TO TAKE A DEFENSIVE APPROACH TO INVESTING WHEN WE DEEM THAT APPROACH TO BE PRUDENT. WHILE EQUITIES HAVE HISTORICALLY REPRESENTED THE BEST ASSET CLASS IN TERMS OF OVERALL PERFORMANCE IN THE LONG TERM, WE BELIEVE CASH CAN BE USED TO PROTECT CAPITAL IN DOWN MARKETS. AT CURRENT LEVELS WE BELIEVE THE STOCK MARKET IS OVER VALUED BY APPROXIMATELY 5%. SO OUR STRATEGY OF FOCUSING ON THE MOST UNDER-VALUED INDUSTRIES AND USING CASH AS A DEFENSIVE TOOL SHOULD HELP THE PORTFOLIO DURING THE REMAINDER OF THE YEAR.


[GRAPHIC OMITTED]                            [GRAPHIC OMITTED]

                                             BRYAN M. RITZ
                                             US SECTOR PORTFOLIO
                                             PORTFOLIO MANAGER

 This material must be preceded or accompanied by the Fund's current prospectus.

WRL SERIES FUND, INC.
FOREIGN SECTOR PORTFOLIO
PORTFOLIO MANAGER'S COMMENTARY
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                              WRL SERIES FUND, INC.
          FOREIGN SECTOR PORTFOLIO AND THE FINANCIAL TIMES WORLD INDEX


                                 [INSERT GRAPH]


THE INVESTMENT OBJECTIVE OF THE FOREIGN SECTOR PORTFOLIO IS GROWTH OF CAPITAL. THE PORTFOLIO FOLLOWS A COUNTRY ROTATION STRATEGY THAT SHIFTS AMONG A WIDE RANGE OF COUNTRIES AROUND THE GLOBE. FOR THE SIX MONTHS ENDED JUNE 30, 1997, THE PORTFOLIO GAINED 8.03%. BY COMPARISON, THE FINANCIAL TIMES WORLD INDEX EXCLUDING THE U.S. GAINED 10.17% FOR THE SAME PERIOD.

WHILE PERFORMANCE HAS BEEN POSITIVE IN MOST EQUITY MARKETS, THE DOLLAR HAS CONTINUALLY NEGATED RETURNS SINCE THE PORTFOLIO DOES NOT ENGAGE IN HEDGING ACTIVITIES. THE DOLLAR HAS, HOWEVER, ACTUALLY HELPED THE PORTFOLIO'S PERFORMANCE DURING THE PAST FEW MONTHS, HAVING REACHED A HIGH VERSUS THE YEN. CURRENTLY THE YEN TO DOLLAR EXCHANGE REPRESENTS A MORE SENSIBLE TRADING RANGE GIVEN BOTH COUNTRY'S FUNDAMENTALS AND INTEREST RATES.

THERE ARE NUMEROUS OPPORTUNITIES IN MARKETS OUTSIDE THE U.S. IN FACT, RIGHT NOW WE FEEL INTERNATIONAL EQUITY MARKETS REPRESENT THE BEST OPPORTUNITY GLOBALLY. WHILE SEVERAL MARKETS APPEAR ATTRACTIVE, OUR ANALYSIS INDICATES THAT EUROPEAN EQUITIES ARE UNDER-PRICED RELATIVE TO THEIR FAIR VALUE. THE PORTFOLIO HAS HAD EXPOSURE IN GERMANY, DENMARK, BELGIUM, ITALY, SWEDEN, SPAIN, SWITZERLAND, AND THE UNITED KINGDOM DURING THE FIRST TWO QUARTERS. SEVERAL OF THESE COUNTRIES ARE BEGINNING TO LOOK EXPENSIVE AND WILL BE WATCHED CLOSELY FOR ANY SIGNS OF WEAKNESS.

AT THE BEGINNING OF THE YEAR WE INDICATED THAT FEARS AND CONCERNS HAVE PUT PRESSURE ON THE JAPANESE EQUITY MARKETS. WE ALSO INDICATED THAT WE WERE UNDER-WEIGHTED IN THIS COUNTRY. WE HAVE SINCE INCREASED OUR WEIGHTING IN THIS COUNTRY TO OUR MAXIMUM EXPOSURE OF 25%. WHILE THIS IS A LARGE POSITION, IT STILL IS UNDER-WEIGHTED TO OUR BENCHMARK, THE FINANCIAL TIMES WORLD INDEX EXCLUDING THE U.S. WE FEEL JAPANESE EQUITIES REPRESENT ONE OF THE BEST BUYING OPPORTUNITIES CURRENTLY AND ARE LOOKING FOR GOOD PERFORMANCE FOR THE REMAINDER OF 1997. WE ALSO HAVE POSITIONS IN HONG KONG AND SINGAPORE AND REMAIN QUITE BULLISH ABOUT THE OPPORTUNITIES IN THESE MARKETS.

[GRAPHIC OMITTED]                            [GRAPHIC OMITTED]

                                             BRYAN M. RITZ
                                             FOREIGN SECTOR PORTFOLIO
                                             PORTFOLIO MANAGER

This material must be preceded or accompanied by the Fund's current prospectus.
      Foreign securities involve special risks described in the prospectus that should be considered carefully before investing.

WRL SERIES FUND, INC.
GLOBAL SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997

                                      PRINCIPAL     MARKET
                                        AMOUNT      VALUE
                                    ------------ -----------
U.S. GOVERNMENT OBLIGATIONS (28.62%)

 U.S. Treasury Bonds
  7.25%, due 08/15/22  ............   $  300,000   $  315,180
 U.S. Treasury Notes
  9.25%, due 08/15/98  ............      150,000      155,473
 U.S. Treasury Notes
  6.63%, due 06/30/01  ............    1,435,000    1,448,188
 U.S. Treasury Notes
  5.88%, due 02/15/04  ............      730,000      707,516
 U.S. Treasury Notes
  7.25%, due 08/15/04  ............      520,000      541,564
                                                  -----------
 Total U.S. Government Obligations
 (cost: $ 3,177,925)...........................     3,167,921
                                                  -----------
ASSET-BACKED SECURITIES (0.59%)

 General Motors Acceptance Corporation
  6.75%, due 03/15/03  ............       66,000       65,340
                                                  -----------
 Total Asset-Backed Securities
 (cost: $ 64,614)..............................        65,340
                                                  -----------
CORPORATE DEBT SECURITIES (1.95%)

  BUSINESS CREDIT INSTITUTIONS (1.36%)

 Commercial Credit Company
  6.13%, due 12/01/05  ............      160,000      150,400

  COMMERCIAL BANKS (0.59%)

 NationsBank Corporation
  7.00%, due 05/15/03  ............       65,000       65,244
                                                  -----------
 Total Corporate Debt Securities
 (cost: $ 215,379)  ...........................       215,644
                                                  -----------

                                               NUMBER OF    MARKET
                                                 SHARES      VALUE
                                              ----------- ----------
PREFERRED STOCKS (1.30%)

  COMPUTER & DATA PROCESSING SERVICE (1.30%)

 SAP AG - Vorzug  ...........................      695      $ 144,211
                                                           ----------
 Total Preferred Stocks
 (cost: $ 106,185)  ....................................      144,211
                                                           ----------
COMMON STOCKS (63.43%)

  AEROSPACE (0.76%)

 Mitsubishi Heavy Industries Ltd.   .........   11,000         84,416

  AGRICULTURE (0.83%)

 Dole Food Company, Inc.   ..................    2,150         91,912


                                              NUMBER OF    MARKET
                                                SHARES      VALUE
                                             ----------- ----------
COMMON STOCKS (CONTINUED)

  AUTO REPAIR, SERVICES & PARKING (0.45%)

 Rollins Truck Leasing Corporation  .........    1,700      $  25,287
 Ryder System, Inc.  ........................      750         24,750

  AUTOMOTIVE (2.40%)

 Bayerische Motoren Werke AG  ...............      105         86,848
 Honda Motor Company, Ltd. ..................    3,000         90,361
 Toyota Motor Corporation  ..................    3,000         88,528

  BEER, WINE, & DISTILLED BEVERAGES (0.68%)

 Asahi Breweries  ...........................    5,000         74,646

  BUSINESS SERVICES (1.50%)

 HealthCare COMPARE
  Corporation (a) ..........................       500         26,187
 Orix Corp. .................................      900         66,710
 Secom Co. Ltd.   ...........................    1,000         73,424

  CHEMICALS & ALLIED PRODUCTS (2.38%)

 Bayer AG   .................................    1,980         76,063
 Daicel Chemical Industries, Ltd.   .........   10,000         38,676
 Hoechst AG .................................    2,260         95,836
 Mitsubishi Chemical Corp. ..................   16,000         52,244

  COMMERCIAL BANKS (3.09%)

 Den Danske Bank  ...........................    1,050        102,123
 Mediobanca SpA (a)  ........................    8,500         51,856
 Sanwa Bank, Ltd. ...........................    6,000         89,052
 Sumitomo Bank, Limited .....................    6,000         98,481

  COMPUTER & DATA PROCESSING SERVICE (1.94%)

 Bay Networks, Inc. (a) .....................    7,030        186,734
 Cabletron Systems, Inc. (a)  ...............    1,000         28,312

  COMPUTER & OFFICE EQUIPMENT (3.64%)

 3Com Corporation (a)   .....................    3,100        139,500
 Cisco Systems, Inc. (a)   ..................    1,410         94,646
 EMC Corporation (a) ........................      650         25,350
 Iomega Corporation (a) .....................    1,400         27,825
 Lexmark International
    Group, Inc. - Class A (a) ...............    1,050         31,894
 Quantum Corporation (a)   ..................    1,300         26,406
 Seagate Technology, Inc. (a) ...............      800         28,150
 Storage Technology Corporation (a) .........      650         28,925

  CONSTRUCTION (0.55%)

 Diawa House Industry Co., Ltd.  ............    5,000         61,114

  DEPARTMENT STORES (0.25%)

 Takashimaya Company, Limited ...............    2,000         27,239

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
GLOBAL SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997

                                              NUMBER OF     MARKET
                                               SHARES       VALUE
                                             ----------- -----------
COMMON STOCKS (CONTINUED)

  ELECTRIC SERVICES (0.51%)

 VEBA AG   .................................    1,000      $  56,173

  ELECTRONIC COMPONENTS & ACCESSORIES (0.80%)

 Fujitsu Ltd. ..............................    5,000         69,408
 Read-Rite Corporation (a)   ...............      900         18,788

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.63%)

 Canon, Inc.  ..............................    3,000         81,718
 NEC Corporation ...........................    6,000         83,814
 Sharp Corporation  ........................    4,000         55,177
 Sony Corporation   ........................      800         69,775

  FABRICATED METAL PRODUCTS (0.86%)

 Mitsubishi Materials Corporation  .........   14,000         55,980
 NSK Limited  ..............................    6,000         38,607

  FOOD & KINDRED PRODUCTS (1.51%)

 H.J. Heinz Company ........................    1,475         68,034
 Ralston-Ralston Purina Group   ............    1,200         98,625

  HEALTH SERVICES (6.09%)

 Beverly Enterprises (a)  ..................    1,650         26,813
 Columbia/HCA Healthcare
  Corporation  .............................    3,250        127,766
 Express Scripts, Inc. - Class A (a)  ......      650         27,138
 Falck A/S .................................    1,000         52,695
 Genesis Health Ventures, Inc. (a) .........    3,000        101,250
 Health Care and Retirement
  Corporation (a) ..........................      750         25,031
 HEALTHSOUTH Corporation (a) ...............    1,200         29,925
 Horizon/CMS Healthcare
  Corporation (a) ..........................    1,450         29,091
 Integrated Health Services, Inc.  .........    1,100         42,350
 Living Centers of America, Inc. (a)  ......    1,500         59,250
 Mariner Health Group, Inc. (a) ............    2,750         42,453
 Tenet Healthcare Corporation (a)  .........    2,550         75,384
 Universal Health
  Services, Inc. - Class B (a)   ...........      900         34,650

  HOLDING & OTHER INVESTMENT OFFICES (0.50%)
 Nikko Securities Company Ltd.  ............    9,000         55,396

  INSURANCE (3.35%)
 Alleanza Assicurazioni (a)  ...............    7,000         54,788
 A/S Forsikrings-selskabet Codan   .........      400         52,695
 Dai-Tokyo Fire & Marine
  Insurance Co. (a)  .......................   10,000         57,971

                                             NUMBER OF     MARKET
                                               SHARES      VALUE
                                            ----------- -----------
COMMON STOCKS (CONTINUED)

  INSURANCE (3.35%) (CONTINUED)

 Oxford Health Plans, Inc. (a)  ............    2,300      $ 165,025
 PacifiCare Health Systems,
  Inc. - Class B (a) .......................      250         15,969
 United Healthcare Corporation  ............      500         26,000

  MACHINERY, EQUIPMENT & SUPPLIES (0.89%)

 Daikin Industries Ltd.   ..................    5,000         45,399
 Mannesmann AG   ...........................      120         53,445

  MANUFACTURING INDUSTRIES (1.37%)

 Bulgari SpA  ..............................   18,400        104,666
 Cheminova Holding A/S - Class B   .........    2,000         47,388

  MEDICAL INSTRUMENTS & SUPPLIES (0.59%)

 Coloplast A/S - Class B  ..................      980         65,363

  METAL CANS & SHIPPPING CONTAINERS (1.23%)

 Crown Cork & Seal Company, Inc.   .........    2,555        136,533

  METAL MINING (8.29%)

 Barrick Gold Corporation ..................   10,600        233,200
 Battle Mountain Gold Company   ............   16,400         93,275
 Echo Bay Mines Ltd.   .....................   17,500        100,625
 Homestake Mining Company ..................    7,100         92,744
 Newmont Mining Corporation  ...............    4,100        159,900
 Placer Dome, Inc.  ........................   14,500        237,438

  MOTION PICTURES (0.87%)

 Walt Disney Company   .....................      600         48,150
 Time Warner, Inc.  ........................    1,000         48,250

  OIL & GAS EXTRACTION (1.25%)

 Ente Nazionale Idrocarburi SpA ............   24,500        138,271

  PHARMACEUTICALS (1.58%)

 Novo Nordisk A/S - Class B  ...............    1,600        174,405

  PRIMARY METAL INDUSTRIES (1.28%)

 Degussa AG   ..............................    1,200         63,487
 Kawasaki Steel Corporation  ...............   24,000         78,156

  RADIO & TELEVISION BROADCASTING (0.47%)

 Viacom, Inc. - Class A (a)  ...............    1,750         52,500

  REAL ESTATE (0.87%)

 Mitsui Fudosan Co., Ltd. ..................    7,000         96,560

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
GLOBAL SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                         ----------- -------------
COMMON STOCKS (CONTINUED)

  RESTAURANTS (2.86%)

 Cracker Barrel Old Country
  Store, Inc. ..........................    4,740      $    125,610
 Lone Star Steakhouse &
  Saloon (a)  ..........................    2,950            76,700
 McDonald's Corporation  ...............    2,370           114,501

  RUBBER & MISC. PLASTIC PRODUCTS (0.76%)

 Adidas AG   ...........................      760            84,077

  STONE, CLAY, & GLASS PRODUCTS (1.05%)

 Owens-Illinois, Inc. (a)   ............    3,750           116,250

  TELECOMMUNICATIONS (2.86%)

 Ameritech Corporation   ...............      400            27,175
 BellSouth Corporation   ...............      800            37,100
 GTE Corporation   .....................      500            21,938
 Nippon Telegraph & Telephone Corp.     .       6            57,622
 Telecom Italia Mobile SpA  ............   42,000           134,861
 U S West Communications Group .........    1,000            37,688

  TEXTILE MILL PRODUCTS (0.32%)

 Toray Industries, Inc.  ...............    5,000            35,664

  TRUCKING & WAREHOUSING (1.17%)

 Caliber System, Inc. ..................      800            29,800
 Nippon Express Co., Ltd.   ............    7,000            55,919
 USFreightways Corporation  ............      850            21,994
 Werner Enterprises, Inc.   ............    1,150            22,281

                                          NUMBER OF      MARKET
                                           SHARES        VALUE
                                         ----------- -------------
COMMON STOCKS (CONTINUED)

  WHOLESALE TRADE DURABLE GOODS (1.00%)

 Canon Sales Co.   .....................    2,200      $     51,283
 Itochu Corporation   ..................   11,000            59,254
                                          -------     -------------
 Total Common Stocks
 (cost: $ 6,320,160)..............................        7,020,706
                                                      -------------
 Total Investment Securities
 (cost: $ 9,884,263)..............................     $ 10,613,822
                                                      =============
SUMMARY

 Investments at market value   .........    95.89%     $ 10,613,822
 Other Assets in
  Excess of Liabilities  ...............     4.11%          454,814
                                          -------     -------------
 Net Assets  ...........................   100.00%     $ 11,068,636
                                          =======     =============

INVESTMENTS BY COUNTRY
SIZE OF INVESTMENT IS INDICATED AS A PERCENTAGE OF TOTAL PORTFOLIO NET ASSETS.

                           MARKET
                            VALUE      PERCENTAGE
                        -------------- -----------
  Denmark  ............   $    494,669     4.47%
  Germany  ............        660,140     5.96%
  Italy ...............        484,441     4.38%
  Japan ...............      1,892,596    17.10%
  United States  ......      7,536,790    68.09%
                         -------------  -------
   Net Assets .........   $ 11,068,636   100.00%
                         =============  =======

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
US SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997

                                              NUMBER OF    MARKET
                                               SHARES       VALUE
                                             ----------- ----------
COMMON STOCKS (89.16%)

  AIR TRANSPORTATION (6.35%)

 Alaska Air Group, Inc. (a)  ...............    1,200      $ 30,750
 AMR Corporation (a)   .....................      200        18,500
 Delta Air Lines, Inc. .....................      200        16,400
 Southwest Airlines Company  ...............    1,000        25,875
 UAL Corporation (a)   .....................    1,100        78,718

  AMUSEMENT & RECREATION SERVICES (1.41%)

 Harrah's Entertainment, Inc. (a)  .........    2,100        37,800

  AUTO REPAIR, SERVICES & PARKING (0.62%)

 Ryder System, Inc. ........................      500        16,500

  AUTOMOTIVE (2.99%)

 Navistar International Corporation (a)         2,500        43,125
 PACCAR Inc.  ..............................      800        37,150

  BUSINESS SERVICES (0.78%)

 HealthCare COMPARE
  Corporation (a) ..........................      400        20,950

  COMPUTER & DATA PROCESSING SERVICE (5.67%)

 3Com Corporation (a)  .....................    1,400        63,000
 Bay Networks, Inc. (a)   ..................    1,800        47,813
 HBO & Company   ...........................      600        41,325

  COMPUTER & OFFICE EQUIPMENT (9.19%)

 Cabletron Systems, Inc. (a) ...............    1,200        33,975
 Cisco Systems, Inc. (a)  ..................      700        46,988
 EMC Corporation (a)   .....................      500        19,500
 International Game Technology  ............    2,200        39,050
 Iomega Corporation (a)   ..................    1,050        20,868
 Lexmark International Group, Inc. (a)      .     800        24,300
 Quantum Corporation (a)  ..................      900        18,280
 Seagate Technology, Inc. (a)   ............      600        21,113
 Storage Technology Corporation (a)   ......      500        22,250

  ELECTRONIC COMPONENTS & ACCESSORIES (0.51%)

 Analog Devices, Inc. (a) ..................        1             9
 Read-Rite Corporation (a)   ...............      650        13,568

  FOOD & KINDRED PRODUCTS (6.35%)

 General Mills, Inc.   .....................      500        32,563
 H.J. Heinz Company ........................      900        41,513
 Kellogg Company ...........................      600        51,375
 Quaker Oats Company   .....................    1,000        44,875

                                              NUMBER OF    MARKET
                                               SHARES      VALUE
                                             ----------- ----------
COMMON STOCKS (CONTINUED)

  HEALTH SERVICES (15.34%)

 Beverly Enterprises (a)  ..................    1,200      $ 19,500
 Columbia/HCA Healthcare
  Corporation  .............................    1,450        57,003
 Express Scripts, Inc. (a)   ...............      450        18,788
 Genesis Health Ventures, Inc. (a) .........    1,200        40,500
 Health Care and Retirement
  Corporation (a) ..........................      550        18,356
 HEALTHSOUTH Corporation (a) ...............      900        22,444
 Horizon/CMS Healthcare
  Corporation (a) ..........................    1,100        22,069
 Integrated Health Services, Inc.  .........      800        30,800
 Living Centers of America, Inc. (a)  ......      750        29,625
 Mariner Health Group, Inc. (a) ............    2,050        31,647
 Quorum Health Group, Inc. (a)  ............      600        21,450
 Tenet Healthcare Corporation (a)  .........    1,900        56,169
 United Healthcare Corporation  ............      350        18,200
 Universal Health Services, Inc. -
  Class B (a)  .............................      650        25,025

  HOTELS & OTHER LODGING PLACES (2.89%)

 Circus Circus Enterprises (a)  ............    1,400        34,475
 Mirage Resorts, Inc. (a) ..................    1,700        42,925

  INDUSTRIAL MACHINERY & EQUIPMENT (1.32%)

 Cummins Engine Company, Inc.   ............      500        35,280

  INSURANCE (1.28%)

 Oxford Health Plans, Inc. (a)  ............      300        21,525
 PacifiCare Health Systems, Inc. -
  Class B (a)  .............................      200        12,775

  MANUFACTURING INDUSTRIES (1.89%)

 K2, Inc.  .................................    1,600        50,700

  METAL CANS & SHIPPING CONTAINERS (1.79%)

 Crown Cork & Seal Company, Inc.   .........      900        48,094

  METAL MINING (3.95%)

 Barrick Gold Corporation ..................      800        17,600
 Battle Mountain Gold Company   ............    3,000        17,063
 Echo Bay Mines Ltd.   .....................    3,200        18,400
 Homestake Mining Company ..................    1,300        16,980
 Newmont Mining Corporation  ...............      500        19,500
 Placer Dome, Inc.  ........................    1,000        16,375

  MOTION PICTURES (2.59%)

 Time Warner, Inc.  ........................      775        37,394
 Walt Disney Company   .....................      400        32,100

                     See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
US SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997

                                        NUMBER OF    MARKET
                                         SHARES       VALUE
                                       ---------- ------------
COMMON STOCKS (CONTINUED)

  PHARMACEUTICALS (7.24%)

 Cardinal Health, Inc. ...............     600      $    34,350
 Eli Lilly & Company   ...............     300           32,794
 Merck & Co., Inc.  ..................     400           41,400
 Pfizer, Inc. ........................     300           35,850
 Warner-Lambert Company   ............     400           49,700

  RADIO & TELEVISION BROADCASTING (1.45%)

 Viacom, Inc. - Class B (a)  .........   1,300           39,000

  RESTAURANTS (1.79%)

 Cracker Barrel Old Country
  Store, Inc.  .......................     900           23,850
 McDonald's Corporation   ............     500           24,155

  STONE, CLAY, & GLASS PRODUCTS (1.73%)

 Owens-Illinois, Inc. (a) ............   1,500           46,500

  TELECOMMUNICATIONS (6.16%)

 Ameritech Corporation ...............     600           40,763
 BellSouth Corporation ...............     600           27,825
 Brooks Fiber Properties, Inc. (a) ...     700           23,625
 GTE Corporation .....................     300           13,163
 SBC Communications, Inc. ............     600           37,125
 US WEST Communications Group   ......     600           22,613

  TRUCKING & WAREHOUSING (4.67%)

 American Freightways
  Corporation (a) ....................   1,200           18,750
 CNF Transportation Inc.  ............     600           19,350
 Roadway Express, Inc. ...............     800           18,700
 Swift Transportation Co., Inc. (a)        600           17,700
 USFreightways Corporation   .........     500           12,938
 Werner Enterprises, Inc. ............     800           15,500
 Yellow Corporation (a)   ............   1,000           22,375

  WHOLESALE TRADE DURABLE GOODS (1.20%)

 Johnson & Johnson  ..................     500           32,188
                                                   ------------
 Total Common Stocks
 (cost: $ 2,055,352) ...........................      2,391,109
                                                   ------------
 Total Investment Securities
 (cost: $ 2,055,352) ...........................    $ 2,391,109
                                                   ============

SUMMARY

 Investments at market value     89.16%     $  2,391,109
 Other Assets in
    Excess of Liabilities        10.84%          290,680
                              ---------    -------------
 Net Assets   ...............   100.00%     $  2,681,789
                              =========    =============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No income dividends were paid during the preceding twelve months.

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FOREIGN SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 1997

                                                  NUMBER OF    MARKET
                                                   SHARES      VALUE
                                                 ----------- ----------
PREFERRED STOCKS (2.24%)

  COMPUTER & DATA PROCESSING SERVICE (2.24%)

 SAP AG - Vorzug  ..............................      180      $ 37,350
                                                              ---------
 Total Preferred Stock
 (cost: $ 23,963)..........................................      37,350
                                                              ---------

COMMON STOCKS (97.35%)

  AIR TRANSPORTATION (0.54%)

 Singapore Airlines Ltd.   .....................    1,000         8,956

  APPAREL PRODUCTS (0.57%)

 Burton Group Plc ..............................    4,870         9,551

  APPAREL & ACCESSORY STORES (2.73%)

 Gucci Group NV - NY registered share ..........      700        45,621

  AUTOMOTIVE (3.65%)

 Bayerische Motoren Werke AG  ..................       60        49,627
 Daimler-Benz AG - rights  .....................      139        11,274

  BEER, WINE, & DISTILLED BEVERAGES (2.11%)

 Asahi Breweries  ..............................    1,000        14,929
 Bass Plc   ....................................    1,660        20,265

  BUSINESS SERVICES (0.89%)

 Orix Corp. ....................................      200        14,825

  CHEMICALS & ALLIED PRODUCTS (5.59%)

 Bayer AG   ....................................    1,180        45,331
 Hoechst AG ....................................      670        28,411
 Mitsubishi Chemical Corp. .....................    6,000        19,591

  COMMERCIAL BANKS (13.04%)

 Bank of East Asia, Ltd.   .....................    4,800        20,013
 Den Danske Bank  ..............................      200        19,452
 Deutsche Bank AG ..............................      196        11,448
 Kredietbank NV   ..............................      165        66,473
 Lloyds TSB Group Plc   ........................    3,406        34,944
 Mediobanca S.p.A. (a)  ........................    1,200         7,321
 Sanwa Bank Ltd.  ..............................    1,000        14,842
 Sumitomo Bank, Limited ........................    2,000        32,827
 United Overseas Bank Ltd. .....................    1,000        10,285

  CONSTRUCTION (2.76%)

 Diawa House Industry Co., Ltd.  ...............    1,000        12,223
 Dong-Ah Construction Industrial
  Company - EDR (a)   ..........................    3,600        33,840

  DEPARTMENT STORES (0.82%)

 Takashimaya Company, Limited ..................    1,000        13,620

                                                  NUMBER OF    MARKET
                                                   SHARES      VALUE
                                                 ----------- ----------
COMMON STOCKS (CONTINUED)

  ELECTRIC SERVICES (1.70%)

 Electrabel SA .................................       93      $ 19,922
 VEBA AG .......................................      150         8,426

  ELECTRIC, GAS, & SANITARY SERVICES (1.01%)

 Korea Electric Power Corporation -
  Sponsored ADR ................................      900        16,819

  ELECTRONIC COMPONENTS & ACCESSORIES (2.82%)

 Fujitsu Ltd.  .................................    2,000        27,763
 Toshiba Corporation ...........................    3,000        19,303

  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.32%)

 Samsung Electronics GDR (a) (b) ...............      600        16,200
 Sharp Corporation   ...........................    1,000        13,794
 Sony Corporation ..............................      100         8,722

  FABRICATED METAL PRODUCTS (2.35%)

 Mitsubishi Materials Corporation   ............    5,000        19,993
 NSK Limited   .................................    3,000        19,303

  FOOD STORES (3.53%)

 Delhaize-Le Lion, S.A. ........................      619        32,505
 Nestle SA  ....................................       20        26,371

  HOLDING & OTHER INVESTMENT OFFICES (2.29%)

 Hutchison Whampoa Limited .....................    3,000        25,946
 Nikko Securities Company, Ltd.  ...............    2,000        12,310

  INDUSTRIAL MACHINERY & EQUIPMENT (1.36%)

 Holderbank Financiere Glarus AG -
  Class B ......................................       10         9,441
 Siebe Plc  ....................................      787        13,330

  INSURANCE (1.49%)

 Alleanza Assicurazioni (a)   ..................    1,000         7,827
 Allianz AG ....................................       50        10,461
 A/S Forsikrings-selskabet Codan ...............       50         6,587

  MACHINERY, EQUIPMENT & SUPPLIES (1.62%)

 Daikin Industries Ltd. ........................    2,000        18,160
 Mannesmann AG .................................       20         8,907

  MANUFACTURING INDUSTRIES (7.38%)

 Barco Industries    ...........................      315        63,802
 Bulgari S.p.A.   ..............................    9,200        52,333
 Cheminova Holding A/S  ........................      300         7,071

  MEDICAL INSTRUMENTS & SUPPLIES (1.60%)

 Coloplast A/S - Class B   .....................      400        26,679

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FOREIGN SECTOR PORTFOLIO
(UNAUDITED)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997

                                        NUMBER OF     MARKET
                                         SHARES       VALUE
                                       ----------- ------------
COMMON STOCKS (CONTINUED)

  OIL & GAS EXTRACTION (2.31%)

 PetroFina S.A.  .....................       62      $    23,470
 Shell Transport & Trading Company ...      720           15,001

  PHARMACEUTICALS (8.40%)

 Astra AB - Class A    ...............    1,520           28,292
 Novartis  ...........................       13           20,772
 Novo Nordisk A/S   ..................      670           73,032
 Roche Holding AG   ..................        2           18,080

  PRIMARY METAL INDUSTRIES (1.57%)

 Degussa AG   ........................      250           13,227
 Kawasaki Steel Corporation  .........    4,000           13,026

  PRINTING & PUBLISHING (1.21%)

 Singapore Press Holdings Ltd.  ......    1,000           20,151

  RAILROADS (0.79%)

 Guangshen Railway Company
  Limited - Sponsored ADR  ...........      600           13,125

  REAL ESTATE (4.01%)

 Cheung Kong (Holdings) Ltd. .........    3,000           29,625
 City Developments Limited   .........    1,000            9,796
 Mitsui Fudosan Co., Ltd. ............    2,000           27,589

  RETAIL TRADE (0.56%)

 Grands Magasins
  Innovations S.A. (a)  ..............       15            9,420

  RUBBER & MISC. PLASTIC PRODUCTS (1.99%)

 Adidas AG ...........................      300           33,188

  TELECOMMUNICATIONS (10.16%)

 Deutsche Telekom   ..................      708           17,045
 Nippon Telegraph & Telephone   ......        2           19,207
 Singapore Telecommunications, Ltd.       5,000            9,236
 Telecom Italia Mobile SpA   .........   26,400           84,770
 Telefonaktiebolaget LM
  Ericsson - Class B .................    1,000           39,358

  TEXTILE MILL PRODUCTS (0.85%)

 Toray Industries, Inc.   ............    2,000           14,266

  TRUCKING & WAREHOUSING (0.96%)

 Nippon Express Co., Ltd. ............    2,000           15,977

                                        NUMBER OF     MARKET
                                         SHARES       VALUE
                                       ----------- ------------
COMMON STOCKS (CONTINUED)

  WHOLESALE TRADE DURABLE GOODS (2.37%)

 Canon Sales Co. .....................    1,000      $    23,310
 Itochu Corporation ..................    3,000           16,160
                                                    ------------
 Total Common Stocks
 (cost: $ 1,501,497)..................                 1,624,767
                                                    ------------
 Total Investment Securities
 (cost: $ 1,525,460)..................               $ 1,662,117
                                                    ============
 SUMMARY

 Investments at market value    ......    99.59%     $ 1,662,117
 Other Assets in
  Excess of Liabilities    ...........     0.41%           6,876
                                        -------     ------------
 Net Assets   ........................   100.00%     $ 1,668,993
                                        =======     ============

INVESTMENTS BY COUNTRY
SIZE OF INVESTMENT IS INDICATED AS A PERCENTAGE OF TOTAL PORTFOLIO NET ASSETS.

                           MARKET
                            VALUE     PERCENTAGE
                        ------------- -----------
 Belgium   ............   $   206,172    12.35%
 Denmark   ............       132,821     7.96%
 Germany   ............       274,695    16.46%
 Hong Kong ............        75,585     4.53%
 Italy  ...............       152,250     9.12%
 Japan  ...............       391,741    23.47%
 Netherlands  .........        45,621     2.73%
 Singapore ............        58,424     3.50%
 Sweden ...............        67,650     4.05%
 Switzerland  .........        84,084     5.04%
 United Kingdom  ......        93,091     5.59%
 United States   ......        86,859     5.20%
                         ------------  -------
  Net Assets  .........   $ 1,668,993   100.00%
                         ============  =======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No income dividends were paid during the preceding twelve months.
(b) Securities are registered pursuant to rule 144A and may be deemed to be restricted for resale.
ADR  American Depositary Receipt
EDR  European Depositary Receipt
GDR  Global Depositary Receipt

                      See notes to schedule of investments.
   The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GLOBAL SECTOR       US SECTOR         FOREIGN SECTOR
                                                                    PORTFOLIO         PORTFOLIO           PORTFOLIO
ASSETS:
 Investments in securities, at cost ...........................     $  9,884,263     $   2,055,352      $   1,525,460
                                                                   =============     =============      =============
 Investments in securities, at market value  ..................     $ 10,613,822     $   2,391,109      $   1,662,117
 Short-term securities, at amortized cost .....................                0                 0                  0
 Cash .........................................................          748,002           292,985             87,811
 Cash collateral for securities on loan   .....................                0                 0                  0
 Receivables:
  Securities sold .............................................                0                 0                  0
  Interest  ...................................................           97,894             1,197                364
  Dividends ...................................................            4,467             1,448              1,645
  Foreign receivable ..........................................            2,075                 0                745
  Foreign currency contracts  .................................                0                 0                  0
  Other  ......................................................                0                 0                  0
                                                                   -------------     -------------      -------------
   Total assets   .............................................       11,466,260         2,686,739          1,752,682
                                                                   -------------     -------------      -------------
LIABILITIES:
 Securities purchased   .......................................          386,163                 0             78,612
 Accounts payable and accrued liabilities:
  Investment advisory fees ....................................            6,880             1,695              1,047
  Due to custodian   ..........................................                0                 0                  0
  Dividends to shareholders   .................................                0                 0                  0
  Deposits for securities on loan   ...........................                0                 0                  0
  Foreign currency contracts  .................................                0                 0                  0
  Other Fees   ................................................            4,581             3,255              4,030
                                                                   -------------     -------------      -------------
   Total liabilities ..........................................          397,624             4,950             83,689
                                                                   -------------     -------------      -------------
    Total net assets ..........................................     $ 11,068,636     $   2,681,789      $   1,668,993
                                                                   =============     =============      =============
NET ASSETS:
 Capital stock shares authorized ..............................       75,000,000        75,000,000         75,000,000
                                                                   =============     =============      =============
 Capital stock ($.01 par value)  ..............................     $      9,854     $       2,308      $       1,523
 Additional paid-in-capital   .................................       10,103,010         2,312,264          1,505,831
 Accumulated undistributed net investment income (loss)  ......           74,832            (4,688)            (7,792)
 Accumulated undistributed net realized gain (loss) on:
  Investment and foreign currency transactions  ...............          148,485            36,148             29,184

 Net unrealized appreciation (depreciation) on:
  Investment securities .......................................          729,559           335,757            136,657
  Foreign currency transactions  ..............................            2,896                 0              3,590
  Futures contracts  ..........................................                0                 0                  0
                                                                   -------------     -------------      -------------
 Net assets applicable to outstanding shares of capital  ......     $ 11,068,636     $   2,681,789      $   1,668,993
                                                                   =============     =============      =============
 Shares outstanding at June 30, 1997   ........................          985,439           230,813            152,303
                                                                   =============     =============      =============
 Net asset value per share ....................................     $      11.23     $       11.62      $       10.96
                                                                   =============     =============      =============

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                           GLOBAL SECTOR      US SECTOR        FOREIGN SECTOR
                                                                             PORTFOLIO        PORTFOLIO          PORTFOLIO
INVESTMENT INCOME:
 Interest   ............................................................    $   122,173       $    10,889       $     2,070
 Dividends  ............................................................         32,517            10,393            18,222
 Foreign tax withheld   ................................................         (4,020)              (21)           (2,267)
                                                                            -----------       -----------       -----------
  Total investment income  .............................................        150,670            21,261            17,625
                                                                            -----------       -----------       -----------
EXPENSES:
 Investment advisory fees  .............................................         37,376            10,144             6,537
 Printing and shareholder reports   ....................................          1,850                99                99
 Custody fees  .........................................................         19,673            14,916            17,011
 Legal fees ............................................................            153                 8                 8
 Auditing and accounting fees ..........................................          2,121             2,121             2,121
 Directors fees   ......................................................             32                 2                 2
 Registration fees   ...................................................              8                 0                 0
 Other fees ............................................................              0                 0                 0
                                                                            -----------       -----------       -----------
  Total expenses  ......................................................         61,213            27,290            25,778

 Less:
  Advisory fee waiver and expense reimbursement ........................              0                 0                 0
  Fees paid indirectly  ................................................          2,207             1,341               361
                                                                            -----------       -----------       -----------
   Net expenses   ......................................................         59,006            25,949            25,417
                                                                            -----------       -----------       -----------
 Net investment income (loss) ..........................................         91,664            (4,688)           (7,792)
                                                                            -----------       -----------       -----------
 Net realized gain (loss) on:
  Investment securities    .............................................        123,799            45,500            22,911
  Foreign currency transactions  .......................................          9,062                 0            (3,727)
                                                                            -----------       -----------       -----------
   Total net realized gain (loss)   ....................................        132,861            45,500            19,184
                                                                            -----------       -----------       -----------
 Change in unrealized appreciation (depreciation) on:
  Investment securities    .............................................        458,540           227,389           108,168
  Foreign currency transactions  .......................................          2,900                 0             3,577
                                                                            -----------       -----------       -----------
   Total change in unrealized appreciation (depreciation)   ............        461,440           227,389           111,745
                                                                            -----------       -----------       -----------
  Net gain (loss) on investments .......................................        594,301           272,889           130,929
                                                                            -----------       -----------       -----------
   Net increase (decrease) in net assets resulting from operations   ...    $   685,965       $   268,201       $   123,137
                                                                            ===========       ===========       ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                           GLOBAL SECTOR
                                                             PORTFOLIO
                                                      June 30       December 31
                                                       1997           1996 (a)
                                                  ---------------- -------------
OPERATIONS:
 Net investment income (loss)  ..................  $     91,664    $      22,794
 Net realized gain (loss) on investments
  and foreign currency transactions   ...........       132,861           42,404
 Change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions .................       461,440          271,015
                                                   ------------    -------------
 Net increase (decrease) in net assets
  resulting from operations  ....................       685,965          336,213
                                                   ------------    -------------
DISTRIBUTION TO SHAREHOLDERS:
 Net investment income   ........................       (30,308)         (11,859)
 In excess of net investment income  ............             0                0
 Net realized gains   ...........................             0          (24,239)
 In excess of net realized gains  ...............             0                0
                                                   ------------    -------------
  Total distributions    ........................       (30,308)         (36,098)
                                                   ------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares   ............     5,098,924        7,998,720
 Dividends and distributions reinvested .........        30,308           36,098
 Cost of shares repurchased .....................    (1,702,328)      (1,348,858)
                                                   ------------    -------------
  Increase (decrease) in net assets from
   capital share transactions   .................     3,426,904        6,685,960
                                                   ------------    -------------
 Net increase (decrease) in net assets  .........     4,082,561        6,986,075

NET ASSETS:
 Beginning of period  ...........................     6,986,075                0
                                                   ------------    -------------
 End of period  .................................  $ 11,068,636    $   6,986,075
                                                   ============    =============
  Undistributed net investment income   .........  $     74,832    $      13,476
                                                   ============    =============
SHARE ACTIVITY:
 Shares outstanding - beginning of period  ......       662,187                0
                                                   ------------    -------------
 Shares issued  .................................       481,940          788,163
 Shares issued - reinvestment of dividends
  and distributions .............................         2,679            3,424
 Shares redeemed   ..............................      (161,367)        (129,400)
                                                   ------------    -------------
 Increase (decrease) in shares
  outstanding ...................................       323,252          662,187
                                                   ------------    -------------
 Shares outstanding - end of period  ............       985,439          662,187
                                                   ============    =============

                                                             US SECTOR                    FOREIGN SECTOR
                                                             PORTFOLIO                      PORTFOLIO
                                                     June 30       December 31       June 30       December 31
                                                       1997          1996 (a)          1997         1996 (a)
                                                  --------------- --------------- --------------- --------------
OPERATIONS:
 Net investment income (loss)  ..................  $    (4,688)    $   (18,862)    $    (7,792)    $   (23,080)
 Net realized gain (loss) on investments
  and foreign currency transactions  ............       45,500          (9,352)         19,184          36,206
 Change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions .................      227,389         108,368         111,745          28,502
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations......................      268,201          80,154         123,137          41,628
                                                   -----------     -----------     -----------     -----------
DISTRIBUTION TO SHAREHOLDERS:
 Net investment income   ........................            0               0               0               0
 In excess of net investment income  ............            0               0               0               0
 Net realized gains   ...........................            0               0               0         (28,366)
 In excess of net realized gains  ...............            0               0               0               0
                                                   -----------     -----------     -----------     -----------
  Total distributions    ........................            0               0               0         (28,366)
                                                   -----------     -----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares   ............      557,888       2,024,608         294,320       1,442,105
 Dividends and distributions reinvested .........            0               0               0          28,366
 Cost of shares repurchased .....................     (244,486)         (4,576)       (225,538)         (6,659)
                                                   -----------     -----------     -----------     -----------
  Increase (decrease) in net assets from
   capital share transactions   .................      313,402       2,020,032          68,782       1,463,812
                                                   -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets  .........      581,603       2,100,186         191,919       1,477,074

NET ASSETS:
 Beginning of period  ...........................    2,100,186               0       1,477,074               0
                                                   -----------     -----------     -----------     -----------
 End of period  .................................  $ 2,681,789     $ 2,100,186     $ 1,668,993     $ 1,477,074
                                                   ===========     ===========     ===========     ===========
  Undistributed net investment income   .........  $    (4,688)    $         0     $    (7,792)    $         0
                                                   ===========     ===========     ===========     ===========
SHARE ACTIVITY:
 Shares outstanding - beginning of period  ......      201,453               0         145,618               0
                                                   -----------     -----------     -----------     -----------
 Shares issued  .................................       52,431         201,911          29,520         143,376
 Shares issued - reinvestment of dividends
  and distributions .............................            0               0               0           2,823
 Shares redeemed   ..............................      (23,071)           (458)        (22,835)           (581)
                                                   -----------     -----------     -----------     -----------
 Increase (decrease) in shares
  outstanding                                           29,360         201,453           6,685         145,618
                                                   -----------     -----------     -----------     -----------
 Shares outstanding - end of period  ............      230,813         201,453         152,303         145,618
                                                   ===========     ===========     ===========     ===========

(a) The inception date of this portfolio was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
FINANCIAL HIGHLIGHTS*
For the period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                             GLOBAL SECTOR               US SECTOR
                                                               PORTFOLIO                 PORTFOLIO
                                                        June 30    December 31     June 30    December 31
                                                       ----------- ------------- ------------ -------------
                                                          1997       1996 (c)       1997        1996 (c)
                                                       ----------- ------------- ------------ -------------
Net asset value, beginning of period   ...............  $ 10.55      $ 10.00     $   10.43     $   10.00
 Income from operations:
  Net investment income (loss)   .....................     0.10         0.06         (0.02)        (0.21)
  Net realized and unrealized gain (loss)
   on investments ....................................     0.61         0.55          1.21          0.64
                                                        -------      -------     -----------   -----------
   Total income (loss) from operations ...............     0.71         0.61          1.19          0.43
                                                        -------      -------     -----------   -----------
Distributions:
  Dividends from net investment income ...............    (0.03)       (0.02)         0.00          0.00
  Dividends in excess of net investment income  ......     0.00         0.00          0.00          0.00
  Distributions from net realized gains
   on investments ....................................     0.00        (0.04)         0.00          0.00
  Distributions in excess of net realized gains
   on investments ....................................     0.00         0.00          0.00          0.00
                                                        -------      -------     -----------   -----------
   Total distributions  ..............................    (0.03)       (0.06)         0.00          0.00
                                                        -------      -------     -----------   -----------
Net asset value, end of period   .....................  $ 11.23      $ 10.55     $   11.62     $   10.43
                                                        =======      =======     ===========   ===========
Total return (a)  ....................................     6.44%        6.08%        11.45%         4.25%
Ratios and supplemental data:
  Net assets at end of period (in thousands) .........  $11,069      $ 6,986     $   2,682     $   2,100
  Ratio of expenses to average net assets (b)   ......     1.29%        2.37%         2.13%         4.76%
  Ratio of net investment income (loss)
   to average net assets (b)  ........................     2.01%        0.62%        (0.39%)       (2.04%)
  Average commission rate paid per share  ............  $0.0640      $0.0313     $  0.0543     $  0.0555
  Portfolio turnover rate (a) ........................    32.87%       27.58%        75.15%        55.61%

                                                            FOREIGN SECTOR
                                                               PORTFOLIO
                                                         June 30    December 31
                                                       ------------ ------------
                                                          1997       1996 (c)
                                                       ------------ ------------
Net asset value, beginning of period   ............... $     10.14  $     10.00
 Income from operations:
  Net investment income (loss)   .....................       (0.05)       (0.20)
  Net realized and unrealized gain (loss)
   on investments ....................................        0.87         0.54
                                                       -----------  -----------
   Total income (loss) from operations ...............        0.82         0.34
                                                       -----------  -----------
    Distributions:
  Dividends from net investment income ...............        0.00         0.00
  Dividends in excess of net investment income  ......        0.00         0.00
  Distributions from net realized gains
   on investments ....................................        0.00        (0.20)
  Distributions in excess of net realized gains
   on investments ....................................        0.00         0.00
                                                       -----------  -----------
   Total distributions  ..............................        0.00        (0.20)
                                                       -----------  -----------
Net asset value, end of period   ..................... $     10.96  $     10.14
                                                       ===========  ===========
Total return (a)  ....................................        8.03%        3.44%
Ratios and supplemental data:
  Net assets at end of period (in thousands) ......... $     1,669  $     1,477
  Ratio of expenses to average net assets (b)   ......        3.23%        4.68%
  Ratio of net investment income (loss)
   to average net assets (b)  ........................       (0.99%)      (2.03%)
  Average commission rate paid per share  ............ $    0.1095  $    0.0643
  Portfolio turnover rate (a) ........................       33.36%       28.08%

* The above table illustrates the change for a share outstanding computed using average shares outstanding throughout each period.

  The total return reflects the advisory fee and all other Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges against the corresponding sub-accounts or the charges and deductions under the applicable annuity contracts.

(a) For periods less than one year the total return and portfolio turnover are not annualized.
(b) For periods less than one year the ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.
(c) The inception date of this portfolio was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY
          OF SIGNIFICANT ACCOUNTING
          POLICIES

      The WRL Series Fund, Inc. ("Fund") is a diversified, open-end, investment management company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated on August 21, 1985, as a Maryland corporation and commenced operations on October 2, 1986.

      The Fund consists of a series of investment Portfolios, including the Global Sector Portfolio, the US Sector Portfolio, and the Foreign Sector Portfolio (the "Portfolios"). Shares of the Portfolios are sold to the WRL Series Annuity Account (the "Annuity Account") of Western Reserve Life Assurance Co. of Ohio ("WRL"), to fund benefits under the Meridian Sector Variable Annuity Contracts. The Separate Account contains three investment options referred to as sub-accounts, each of which upon instructions received from contract owners of Meridian Sector Variable Annuity Contracts, invests in a corresponding Portfolio of the Fund.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

      Securities held by the Portfolios are valued at market value, except for short-term debt securities. Short-term debt securities maturing in 60 days or less are valued on the amortized cost basis, which approximates market value. Stocks are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the latest bid price is used. Bonds are valued using prices quoted by a major dealer in bonds which offers a pricing service. Certain pricing methodologies, such as matrix pricing of bonds, may involve the use of estimates and actual sales prices may differ. Securities for which quotations may not be readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

      The value of foreign securities are translated into U.S. dollars using foreign exchange spot rates.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

      Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis for both tax and financial reporting purposes. Dividend income is recorded on the ex-dividend date, and interest income, including amortization of bond premium and accretion of discount, is accrued daily. Dividend income on foreign securities is recorded net of foreign tax expense.

      The accounting records of the Fund are maintained in U.S. dollars. For transactions denominated in a currency other than the U.S. dollar, purchases and sales of securities, income received, and expenses paid are translated into U.S. dollars at the foreign exchange spot rate on the date the transaction is recorded. Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

      The unrealized gain or loss on forward foreign currency contracts is due to the difference between the foreign exchange contract rate and the foreign exchange forward rate applicable to that contract at the end of the period. This gain or loss becomes realized when the contract is closed or settled.

      Futures contracts and options are valued based upon daily settlement prices with the fluctuations in value recorded as unrealized gains and losses. These gains and losses become realized when the position is closed. The risks associated with the use of options and futures contracts involve the possibilities of an illiquid market and an imperfect correlation between the value of the instrument and the underlying security.

C. FEDERAL INCOME TAXES

      It is the Fund's policy to distribute substantially all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 (CONTINUED)

      Pursuant to Code Section 4982(f), regulated investment companies serving as funding vehicles for life insurance company separate accounts are not subject to excise tax distribution requirements. Accordingly, no provision for Federal income taxes has been made.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

D. DIVIDENDS AND DISTRIBUTIONS

      Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Separate Account on the next business day after declaration.

E. ORGANIZATION COSTS

      All costs incurred in connection with the formation of the Fund and its Portfolios were paid by WRL.

F. EXPENSE OFFSET ARRANGEMENT

      Fees paid indirectly, in the accompanying Statement of Operations, represent reductions in custody expenses in lieu of interest income earned on incidental uninvested cash balances. Such fees have been added to custody fees to reflect total Fund expenses.

NOTE 2 -- INVESTMENT ADVISORY AND TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY

      The Fund has entered into an annually renewable investment advisory agreement for the Portfolios with WRL Investment Management, Inc. as investment adviser. The Fund pays to WRL Investment Management, Inc., and charges to each respective Portfolio, advisory fees each month at the following annual rate expressed as a percentage of the average daily net assets of the respective Portfolio:

       PORTFOLIO      PERCENT OF ASSETS
     --------------   ------------------
     Global Sector          .80%
     US Sector              .80%
     Foreign Sector         .80%

      Pursuant to the investment sub-advisory agreement dated June 16, 1997, on behalf of each Portfolio, Meridian Investment Management Corporation ("Meridian") receives monthly compensation from the investment adviser, as a percentage of each Portfolio's average daily net assets, at an annual rate of .40% of net assets.

      Prior to March 1, 1997, INVESCO Global Asset Management Limited ("INVESCO") served as a co-sub-adviser to the Portfolios; for periods prior to that date, INVESCO received monthly compensation from the Investment Adviser at the annual rate of 0.40% of first $100 million average daily net assets of the Portfolio and 0.35% of assets in excess of $100 million. Prior to June 16, 1997, Meridian received monthly compensation from the Investment Adviser at the annual rate of 0.30% of first $100 million of average daily net assets of the Portfolio and 0.35% of assets in excess of $100 million.

      Each Portfolio is charged for expenses that specifically relate to its individual operations. All other operating expenses of the Fund that are not attributable to a specific portfolio are allocated based upon the proportionate number of policy and contract owners of the underlying sub-accounts. WRL Investment Services, Inc. directly incurs and pays these operating expenses relating to the Fund, which subsequently reimburses WRL Investment Services, Inc.

      At the meeting of Fund Shareholders on June 16, 1997, new advisory and sub-advisory agreements for the three Portfolios were approved. The new agreements are identical to the previous agreements except for the change in advisory and sub-advisory fees. Effective June 17, 1997 the advisory fee is 0.80% of each Portfolio's average daily net assets. From this advisory fee, the Investment Adviser pays the sub-adviser a sub-advisory fee of 0.40% of each Portfolio's average daily net assets. Prior to June 17, 1997, the advisory fee was 1.10%

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 2 (CONTINUED)

      of each Portfolio's average daily net assets and of that fee the sub-advisory fee was 0.70% of each Portfolios's average daily net assets.

B. AFFILIATES

      WRL Investment Management, Inc., WRL Investment Services, Inc., and WRL are indirect wholly-owned subsidiaries of AEGON USA, Inc., which is an indirect wholly-owned subsidiary of AEGON nv, a Netherlands corporation.

C. PLAN OF DISTRIBUTION

      Effective January 1, 1997, the Fund adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("Distribution Plan") and pursuant to the Plan, has entered into a Distribution Agreement with InterSecurities, Inc. ("ISI").

      Under the Distribution Plan, the Fund, on behalf of the Portfolios, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of a Portfolio's shares, amounts equal to actual expenses associated with distributing such Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets.

      ISI has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any Portfolio during the fiscal year ending December 31, 1997. Prior to ISI seeking reimbursement of future expenses, Contract Owners will be notified in advance.

D. DEFERRED COMPENSATION PLAN

      Each eligible Director of the Fund who is not an officer or affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Deferred Compensation Plan for Directors of the Fund (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred amounts may be invested in any portfolio of the IDEX Series Fund. It is not anticipated that the Plan will have any impact on the Fund. Invested plan amounts are included in other assets. The total liability for deferred compensation to Directors under the Plan at June 30, 1997, is included in other liabilities in the accompanying Statement of Assets and Liabilities.

WRL SERIES FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 -- SECURITIES TRANSACTIONS

     SECURITIES TRANSACTIONS ARE SUMMARIZED AS FOLLOWS:

                                                      GLOBAL SECTOR      US SECTOR      FOREIGN SECTOR
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     ---------------   -------------   ---------------
For the period ended June 30, 1997:
 Purchases of securities:
  Long-term excluding U.S. Government    .........     $ 4,620,620     $ 1,918,833        $ 685,876
  U.S. Government securities    ..................       1,698,417               0                0
 Proceeds from maturities and sales of securities:
  Long-term excluding U.S. Government    .........       2,622,040       1,502,869          500,710
  U.S. Government securities    ..................               0               0                0

NOTE 4 -- FEDERAL INCOME TAX MATTERS

     The income, expenses, gains and losses on security transactions attributed to each Portfolio for accounting purposes are also attributed to that Portfolio for Federal income tax purposes. Gains and losses on forward currency contracts, if applicable, are treated as ordinary income for Federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

     Each Portfolio has and will continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, and accordingly, has made or intends to make sufficient distributions of net investment income and net realized gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

     The net capital loss carryforwards noted below as of December 31, 1996, if applicable, are available to offset future realized capital gains through the periods listed. Each Portfolio will elect to treat the net capital losses incurred in the two month period ended December 31, 1996, (Post-October Losses), if applicable, as having been incurred in the following fiscal year. The aggregate cost of investments and composition of unrealized appreciation and depreciation for Federal income tax purposes as of June 30, 1997 are as follows:

                            PRIOR YEAR      DECEMBER 31, 1996   NET CAPITAL LOSS
                           POST-OCTOBER      NET CAPITAL LOSS     CARRYFORWARD
PORTFOLIO               LOSSES RECOGNIZED      CARRYFORWARD     AVAILABLE THROUGH
---------              ------------------- ------------------- ------------------
Global Sector   ......      $     0            $       0              N/A
US Sector ............            0               (9,352)      December 31, 2004
Foreign Sector  ......         (969)                   0              N/A

                                                                    NET UNREALIZED
                        FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION
PORTFOLIO               COST BASIS    APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------              ------------- -------------- -------------- ---------------
Global Sector   ......   $ 9,917,065   $ 875,698    $  (178,941)      $ 696,757
US Sector ............     2,055,352     377,404        (41,647)        335,757
Foreign Sector  ......     1,525,460     240,720       (104,063)        136,657

WRL SERIES FUND, INC.
--------------------------------------------------------------------------------

SUPPLEMENTARY INFORMATION
(UNAUDITED)

     Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matter put to a vote of the shareholders and provide final results.

     In adherence to this Amendment, WRL solicited a vote by the policyholders for:
      1. Approval of a new Investment Advisory Agreement between WRL Investment Management, Inc. and the WRL Series Fund, Inc. on behalf of each Portfolio of the Fund.
      2. Approval of the Sub-Advisory Agreement between WRL Investment Management, Inc. and Meridian Investment Management Corporation on behalf of the Global Sector, US Sector and Foreign Sector Portfolios of the Fund:

     At a special shareholders/policyholders meeting on June 16, 1997 the results of the resolution were as follows:

                                  PROPOSAL 1
                         ----------------------------
PORTFOLIO                 FOR     AGAINST     ABSTAIN
---------                -----   ---------   --------
Global Sector   ......   89%       4%         7%
US Sector ............   95%       0%         5%
Foreign Sector  ......   93%       0%         7%

                                  PROPOSAL 2
                         ----------------------------
PORTFOLIO                 FOR     AGAINST     ABSTAIN
---------                -----   ---------   --------
Global Sector   ......   88%       6%         6%
US Sector ............   95%       0%         5%
Foreign Sector  ......   93%       0%         7%

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                           GLOBAL SECTOR         US SECTOR         FOREIGN SECTOR
                                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments:
  Investment in WRL Series Fund, Inc.:
   Shares   ..........................................         151,175.922         230,813.047         152,303.464
                                                          ================    ================    ================
   Cost  .............................................     $     1,573,650     $     2,347,204     $     1,529,869
                                                          ================    ================    ================
  Investments at net asset value    ..................     $     1,698,036     $     2,681,789     $     1,668,993
  Accrued transfers from (to) depositor - net   ......                  57                  29                  57
                                                          ----------------    ----------------    ----------------
   Total assets   ....................................           1,698,093           2,681,818           1,669,050
                                                          ----------------    ----------------    ----------------
LIABILITIES:   .......................................                 196                 309                 193
                                                          ----------------    ----------------    ----------------
   Total net assets  .................................     $     1,697,897     $     2,681,509     $     1,668,857
                                                          ================    ================    ================
EQUITY ACCOUNTS:
 Contract Owners' equity:
   Units    ..........................................      152,431.211705      184,221.902024       51,560.546434
                                                          ================    ================    ================
   Unit value  .......................................     $     11.138776     $     11.448582     $     11.011160
                                                          ================    ================    ================
   Contract Owners' equity    ........................     $     1,697,897     $     2,109,080     $       567,741
                                                          ----------------    ----------------    ----------------
 Depositor's equity:
   Units    ..........................................                 N/A       50,000.000000      100,000.000000
                                                          ================    ================    ================
   Unit value  .......................................     $           N/A     $     11.448582     $     11.011160
                                                          ================    ================    ================
   Depositor's equity   ..............................                 N/A             572,429           1,101,116
                                                          ----------------    ----------------    ----------------
   Total equity   ....................................     $     1,697,897     $     2,681,509     $     1,668,857
                                                          ================    ================    ================

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                    GLOBAL SECTOR        US SECTOR         FOREIGN SECTOR
                                                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income   .............................................  $         4,621     $             0     $             0
 Capital gain distributions    .................................                0                   0                   0
                                                                  ---------------     ---------------     ---------------
                                                                            4,621                   0                   0
EXPENSES:
 Mortality and expense risk    .................................           11,079              17,068              10,938
                                                                  ---------------     ---------------     ---------------
  Net investment income (loss)    ..............................           (6,458)            (17,068)            (10,938)
                                                                  ---------------     ---------------     ---------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions   ......           17,465              13,768              (2,812)
  Change in unrealized appreciation (depreciation)  ............           82,660             254,433             125,950
                                                                  ---------------     ---------------     ---------------
   Net gain (loss) on investments    ...........................          100,125             268,201             123,138
                                                                  ---------------     ---------------     ---------------
    Net increase (decrease) in equity accounts
     resulting from operations  ................................  $        93,667     $       251,133     $       112,200
                                                                  ===============     ===============     ===============

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GLOBAL SECTOR                     US SECTOR
                                                                   SUB-ACCOUNT                     SUB-ACCOUNT
                                                            June 30        December 31       June 30        December 31
                                                             1997           1996 (a)          1997           1996 (a)
                                                          -------------   -------------   --------------   ------------
OPERATIONS:
  Net investment income (loss)    .....................   $    (6,458)    $      (623)     $   (17,068)   $    (7,460)
  Net gain (loss) on investments  .....................       100,125          41,779          268,201         80,154
                                                          -----------     -----------      -----------    -----------
  Net increase (decrease) in equity accounts
   resulting from operations   ........................        93,667          41,156          251,133         72,694
                                                          -----------     -----------      -----------    -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............     1,085,018         510,068          333,001      1,527,492
                                                          -----------     -----------      -----------    -----------
  Less cost of units redeemed:
   Administrative charges   ...........................             0               0                0              0
   Policy loans    ....................................             0               0                0              0
   Surrender benefits    ..............................        21,229               0            2,811              0
   Death benefits  ....................................             0               0                0              0
                                                          -----------     -----------      -----------    -----------
                                                               21,229               0            2,811              0
                                                          -----------     -----------      -----------    -----------
   Increase (decrease) in equity accounts
    from capital unit transactions   ..................     1,063,789         510,068          330,190      1,527,492
                                                          -----------     -----------      -----------    -----------
   Net increase (decrease) in equity accounts    ......     1,157,456         551,224          581,323      1,600,186
  Depositor's equity contribution (redemption)   ......      (510,783)        500,000                0        500,000

EQUITY ACCOUNTS:
  Beginning of period    ..............................     1,051,224               0        2,100,186              0
                                                          -----------     -----------      -----------    -----------
  End of period    ....................................   $ 1,697,897     $ 1,051,224      $ 2,681,509    $ 2,100,186
                                                          ===========     ===========      ===========    ===========

--------------------------------------------------------------------------------

                                                                 FOREIGN SECTOR
                                                                   SUB-ACCOUNT
                                                            June 30        December 31
                                                             1997           1996 (a)
                                                          --------------   ------------
OPERATIONS:
  Net investment income (loss)    .....................    $   (10,938)      $    19,320
  Net gain (loss) on investments  .....................        123,138            13,262
                                                           -----------      ------------
  Net increase (decrease) in equity accounts
   resulting from operations   ........................        112,200            32,582
                                                           -----------      ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............         82,513           444,492
                                                           -----------      ------------
  Less cost of units redeemed:
   Administrative charges   ...........................              0                 0
   Policy loans    ....................................              0                 0
   Surrender benefits    ..............................          2,930                 0
   Death benefits  ....................................              0                 0
                                                           -----------      ------------
                                                                 2,930                 0
                                                           -----------      ------------
   Increase (decrease) in equity accounts
    from capital unit transactions   ..................         79,583           444,492
                                                           -----------      ------------
   Net increase (decrease) in equity accounts    ......        191,783           477,074
  Depositor's equity contribution (redemption)   ......              0         1,000,000
EQUITY ACCOUNTS:
  Beginning of period    ..............................      1,477,074                 0
                                                           -----------      ------------
  End of period    ....................................    $ 1,668,857       $ 1,477,074
                                                           ===========      ============

(a) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
SELECTED PER UNIT DATA AND RATIOS*
For the period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               GLOBAL SECTOR                    US SECTOR
                                                                SUB-ACCOUNT                    SUB-ACCOUNT
                                                          June 30       December 31      June 30       December 31
                                                           1997          1996 (c)         1997          1996 (c)
                                                        ------------   -------------   ------------   ------------
Accumulation unit value, beginning of period   ......    $    10.51     $    10.00      $    10.34     $    10.00
 Income from operations:
  Net investment income (loss)  .....................         (0.04)         (0.01)          (0.07)         (0.08)
  Net realized and unrealized gain (loss)
   on investments   .................................          0.67           0.52            1.18           0.42
                                                         ----------     ----------      ----------     ----------
   Total income (loss) from operations   ............          0.63           0.51            1.11           0.34
                                                         ----------     ----------      ----------     ----------
Accumulation unit value, end of period   ............    $    11.14     $    10.51      $    11.45     $    10.34
                                                         ==========     ==========      ==========     ==========
Total return (a)    .................................          5.99%          5.09%          10.68%         3.44%
Ratios and supplemental data:
 Net assets at end of period (in thousands)    ......    $    1,698     $    1,051      $    2,682     $    2,100
 Ratios of net investment income (loss)
  to average net assets (b)  ........................        (0.81%)        (0.14%)         (1.39%)        (1.26%)

--------------------------------------------------------------------------------

                                                              FOREIGN SECTOR
                                                                SUB-ACCOUNT
                                                          June 30       December 31
                                                           1997          1996 (c)
                                                        ------------   ------------
Accumulation unit value, beginning of period   ......    $    10.26      $   10.00
 Income from operations:
  Net investment income (loss)  .....................         (0.07)          0.17
  Net realized and unrealized gain (loss)
   on investments   .................................          0.82           0.09
                                                         ----------      ---------
   Total income (loss) from operations   ............          0.75           0.26
                                                         ----------      ---------
Accumulation unit value, end of period   ............    $    11.01      $   10.26
                                                         ==========      =========
Total return (a)    .................................          7.29%         2.63%
Ratios and supplemental data:
 Net assets at end of period (in thousands)    ......    $    1,669      $   1,477
 Ratios of net investment income (loss)
  to average net assets (b)  ........................         (1.39%)         2.55%

* The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year the total return is not annualized.
(b) For periods less than one year the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was May 1, 1996.

The notes to the financial statements are an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING
          POLICIES

      The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended.

      The Annuity Account holds assets that support the benefits under flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL, including the Meridian Sector Variable Annuity. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

      The Meridian Sector Variable Annuity investment options, referred to as sub-accounts, are the Global Sector Sub-Account, the US Sector Sub-Account and the Foreign Sector Sub-Account. Each sub-account invests in the corresponding portfolio (the "Portfolios") of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. The Sub-Adviser for these three portfolios is Meridian Investment Management Corporation.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS

      The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on June 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

      The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS

      Charges are assessed by WRL in connection with issuance and administration of the Contracts.

A. CONTRACT CHARGES

      No deduction for sales expenses are made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

      On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

B. SUB-ACCOUNT CHARGES

      A daily charge equal to an annual rate of 1.40% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

WRL SERIES ANNUITY ACCOUNT
MERIDIAN SECTOR VARIABLE ANNUITY
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

      Dividends of the Portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Annuity Account the next business day after declaration.

NOTE 4 -- OTHER MATTERS

     As of June 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
-----------
Global Sector      $ 124,386
US Sector            334,585
Foreign Sector       139,124

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26

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                                                                              27

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28

--------------------------------------------------------------------------------
           W  R  L     S  E  R  I  E  S    F  U  N  D ,     I  N  C .
--------------------------------------------------------------------------------


                           WRL SERIES ANNUITY ACCOUNT

                      OFFICE OF THE WRL SERIES FUND, INC.
                          WRL SERIES ANNUITY ACCOUNT
                              201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777

                          ---------------------------

                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597

                          ---------------------------

                                FUND CUSTODIAN:
                         Investors Bank & Trust Company
                              200 Clarendon Street
                                   16th Floor
                                Boston, MA 02116

                          ---------------------------

                              INVESTMENT ADVISER:
                        WRL Investment Management, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2957

                          ---------------------------

                                  SUB-ADVISER:
                  Meridian Investment Management Corporation
                           12835 East Arapahoe Road
                              Tower II, Penthouse
                              Englewood, CO 80112

                          ---------------------------

                                    INSURER:
                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                             Largo, FL 33770-2597

                          ---------------------------

                            INDEPENDENT ACCOUNTANTS:
                             Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                    THIS MATERIAL IS FOR CONTRACT HOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                                [GRAPHIC OMITTED]


             ------------------------------------------------------
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       Distributor: InterSecurities, Inc.

             201 Highland Avenue /bullet/ Largo, Florida 33770-2597
             ------------------------------------------------------


August 1997
ACC00011 (8/97)

                                   APPENDIX A

Appendix to Electronic Format

WRL Series Fund, Inc.
Meridian Sector Variable Annuity

Page 1 (Photo)  Shown in John R. Kenney, Chairman of the Board

Page 2 (Graph)  Mountain graph depicting the change in value of a $10,000 investment in Global Sector Portfolio since inception versus the Financial Times World Index ("FT") and the Lehman Hutton Bond Index ("LH") over the same time frame.
                                        Portfolio     FT Index     LH Index
                Inception 5/1/96        $10,000       $10,000      $10,000
                FYE 12/31/96            $10,608       $10,473      $10,811
                Period Ended 6/30/97    $11,291       $11,941      $11,407

Page 3 (Graph)  Mountain graph depicting the change in value of a $10,000 investment in the US Sector Portfolio since inception versus the Standard & Poor's Index of 500 Common Stocks ("S&P") over the same time frame.
                                        Portfolio     S&P Index
                Inception 5/1/96        $10,000       $10,000
                FYE 12/31/96            $10,425       $11,500
                Period Ended 6/30/97    $11,619       $13,870

Page 4 (Graph)  Mountain graph depicting the change in value of a $10,000 investment in the Foreign Sector Portfolio since inception versus the Financial Times World Index excluding the U.S. ("FX-EX") over the same time frame.
                                        Portfolio     FX-EX Index
                Inception 5/1/96        $10,000       $10,000
                FYE 12/31/96            $10,344       $ 9,883
                Period Ended 6/30/97    $11,175       $10,888